SHARE-BASED COMPENSATION	12 Months Ended
Dec. 28, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

As disclosed in Note 3. Transactions, in connection with the Merger, all of the outstanding share-based compensation awards were accelerated and fully vested, if not previously vested, and converted into the right to receive cash consideration. Additionally, a new share-based compensation plan was adopted in connection with the Merger, as more fully described below. Total compensation cost and income tax benefits recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor		Predecessor
	For the period September 8, 2012 through December 28, 2012		For the period December 31, 2011 through September 7, 2012		For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Share-based compensation expense	$9,958	(1)	$15,169	(1)	$5,935	$4,533
Income tax benefits	$3,892		$5,955		$2,330	$1,778
____________________
(1) In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.
Current Equity Compensation Plan

On September 7, 2012 the Board adopted the Interline Brands, Inc. 2012 Option Plan (the “2012 Plan”) pursuant to which 168,845 shares of common stock of the Company may be the subject of grants of options. The 2012 Plan is administered by the Compensation Committee of the Board. Under the 2012 Plan, time-vested option awards and performance-vested option awards may be granted to employees and directors of the Company.

The 2012 Plan will terminate on September 7, 2022. However, the Board may suspend, amend, alter, discontinue or terminate the 2012 Plan prior to the termination date, except as provided in the 2012 Plan. Awards granted prior to the termination of the 2012 Plan may extend beyond the date of such termination. During the period from September 7, 2012 through December 28, 2012, 73,954 time-based option awards and 73,954 performance-based stock options were granted. As of December 28, 2012, 20,937 shares of common stock were available for future grant.

Time-Vested Option Award Agreements

Subject to an optionee’s continued employment (except as described below), options granted under these agreements become vested as to twenty percent (20.0%) of the time-vested options on each of the first, second, third, fourth and fifth anniversaries of the grant date, with accelerated vesting upon a change in control of the Company. Upon the optionee’s termination for cause, any unexercised portion of the option, whether or not vested, will terminate. The optionee is subject to covenants restricting competition with the Company and solicitation of employees and customers of the Company during the optionee’s term of employment and for a period of time thereafter.

Performance-Vested Option Award Agreements

Performance-vested options become vested and exercisable with respect to twenty percent (20.0%) of the shares subject to the option based upon the Company’s achievement of specified EBITDA targets for the Company’s 2012, 2013, 2014, 2015 and 2016 fiscal years (each, an “Annual Performance Period”); subject (except as described below) to the optionee remaining employed through the date on which audited financial statements for the applicable Annual Performance Period are presented to the Board. Upon a change in control of the Company (i) prior to the first anniversary of the date of grant, the option will become fully vested and (ii) prior to the end of any of the other Annual Performance Periods, a number of options will vest equal to the number of unvested options multiplied by a fraction, the numerator of which is the number of performance periods in which the targets have been achieved and the denominator of which is the number of periods that have elapsed since the date of grant. Upon the optionee’s termination for cause, any unexercised portion of the option, whether or not vested, will terminate. The optionee is subject to covenants restricting competition with the Company and solicitation of employees and customers of the Company during the optionee’s term of employment and for a period of time thereafter.

Rollover Option Award Agreements

In connection with the Merger, certain members of management were provided the opportunity to roll over options held under the 2004 Plan, as defined below, into the 2012 Plan. In total, 508,449 options under the 2004 Plan were rolled into the new Company at a 10:1 ratio resulting in 50,845 options with a weighted-average exercise price of $117.07. As a result of the rollover of these options, the Company recorded $7.0 million in share-based compensation expense in the Successor Period.
The fair values of stock options granted under the 2012 Plan were estimated using the Black-Scholes option-pricing model. Expected volatility was based on the historical volatilities of comparable companies over a historical period that matches the expected life of the options on the date of grant. The Company also considers historical data to estimate the timing and amount of stock option exercises and forfeitures. The expected life represents the period of time that stock options are expected to remain outstanding and is based on the contractual term of the stock options and expected exercise behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected option life assumed at the date of grant. The Black-Scholes weighted-average assumptions for the 2012 Plan were as follows:

Successor
For the period September 8, 2012 through December 28, 2012
Stock price	$255.00
Expected volatility	49.2%
Expected dividends	0.0%
Risk-free interest rate	0.9%
Expected life (in years)	6.3

The weighted-average fair value per option of stock options granted during the period September 8, 2012 through December 28, 2012 was $122.07.

A summary of stock options activity under the 2012 Plan from September 8, 2012 through December 28, 2012 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at September 8, 2012(2)	50,845	$117.07
Granted	147,908	255.00
Outstanding at December 28, 2012	198,753	$219.72	8.0	$7,013
Vested or expected to vest at December 28, 2012	182,476	$216.57	7.8	$7,013
Exercisable at December 28, 2012	50,845	$117.07	2.8	$7,013
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(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

(2)	Represents shares rolled over from the 2004 Plan at a 10:1 ratio.

Prior Equity Compensation Plans

On September 7, 2012, in connection with the closing of the Merger, each outstanding share of the Company's common stock was canceled and automatically converted into the right to receive $25.50 per share in cash. Also effective as of the closing of the Merger, outstanding awards under the 2000 and 2004 stock incentive plans vested in full and were converted into either immediate cash payments or fully vested new options to purchase common stock of the Parent. No additional shares are available to be granted under these plans.

During 2000, Interline New Jersey established a Stock Award Plan (the “2000 Plan”), under which Interline New Jersey could award a total of 6,395 shares of common stock in the form of incentive stock options (which could be awarded to key employees only), nonqualified stock options, stock appreciation rights (“SARs”) and restricted stock awards, all of which could be awarded to directors, officers, key employees and consultants. The Company's compensation committee determined in its sole discretion whether a SAR is settled in cash, shares or a combination of cash and shares. In connection with the Company's initial public offering in December 2004, options to purchase shares of the common stock of Interline New Jersey were converted into options to purchase shares of the Company's common stock. Effective December 25, 2009 no awards shall be granted under the 2000 Plan.

During 2004, the Company adopted the 2004 Equity Incentive Plan, (the “2004 Plan”), under which the Company may award 1,175,000 shares in the form of incentive stock options, nonqualified stock options, stock appreciation rights, or SARs, restricted stock, restricted share units (“RSUs”), deferred stock units (“DSUs”) and stock bonus awards, all of which may be awarded to any employee, director, officer or consultant of the Company. In May 2006, the stockholders of the Company approved an amendment to the 2004 Plan whereby the number of shares of the Company's common stock reserved for issuance under the 2004 Plan was increased by 2,000,000 shares and to further restrict the repricing of awards granted under the 2004 Plan without first obtaining approval by the Company's stockholders. In May 2008, the stockholders of the Company approved amendments to the 2004 Plan, including to increase the number of shares of common stock reserved for issuance and available for grants thereunder to 3,800,000 as of January 1, 2008 and to change the method by which shares subject to full value awards granted thereunder are counted against the 2004 Plan's share limit. Effective January 1, 2008, shares subject to grants of full value awards, or awards other than options or SARs, count against the applicable share limits under the 2004 Plan as 1.8 shares for every 1 share granted, while shares subject to stock options or SARs count against the applicable share limits as 1 share for every 1 share granted.

These plans allowed the Company to fulfill its incentive stock option, nonqualified stock option, SAR, restricted stock, RSU, DSU and stock bonus award obligations using unissued or treasury shares.

Stock Options

Under the terms of the 2000 Plan, the exercise price per share for an incentive stock option may not be less than 100% of the fair market value of a share of common stock on the grant date. The exercise price per share for an incentive stock option granted to a person owning stock possessing more than 10% of the total combined voting power of all classes of stock may not be less than 110% of the fair market value of a share of common stock on the grant date. These incentive stock options vested in 25% increments over four years and may not be exercisable after the expiration of ten years from the date of grant.

Under the terms of the 2004 Plan, the exercise price of the options will not be less than the fair market value of the common stock at the date of grant, generally vest in 25% increments over four years and may not be exercisable after the expiration of seven or ten years from the date of grant.
The fair values of stock options were estimated using the Black-Scholes option-pricing model. Expected volatility was based on historical performance of the Company's stock. The Company also considers historical data to estimate the timing and amount of stock option exercises and forfeitures. The expected life represents the period of time that stock options are expected to remain outstanding and is based on the contractual term of the stock options and expected exercise behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected option life assumed at the date of grant. The Black-Scholes weighted-average assumptions were as follows:

	Predecessor
	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Expected volatility	43.5%	40.9%	41.5%
Expected dividends	0.0%	0.0%	0.0%
Risk-free interest rate	0.8%	1.8%	2.4%
Expected life (in years)	5.0	5.0	5.0

The weighted-average fair value per option of stock options granted during the period December 31, 2011 through September 7, 2012, and the fiscal years ended 2011 and 2010 was $7.84, $14.93, and $7.21, respectively.

A summary of stock options activity as of September 7, 2012 and changes during the period then ended is presented below:

	Predecessor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 30, 2011	3,170,673	$18.00
Granted	241,489	20.27
Exercised	156,297	14.00
Forfeited	1,559	20.13
Vested shares expired	13,232	20.21
Outstanding at September 7, 2012	3,241,074	$18.36	2.51	$23,957
Vested or expected to vest at September 7, 2012	3,193,593	$18.27	2.51	$23,690
Exercisable at September 7, 2012	2,521,234	$18.27	2.51	$19,022
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(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

During the period from December 31, 2011 through September 7, 2012 and the fiscal years ended December 30, 2011 and December 31, 2010, there were 156,297, 43,962, and 673,817 stock options exercised with an intrinsic value of $1.4 million, $0.3 million, and $2.6 million, respectively. Total intrinsic value represents the difference between the exercise price and the market price on the date of exercise. Proceeds from stock options exercised during the period from December 31, 2011 through September 7, 2012 and the fiscal years ended December 30, 2011 and December 31, 2010 were $2.2 million, $0.7 million, and $10.8 million, respectively.

In connection with the Merger, 2,560,744 options were exercised with an aggregate intrinsic value of $16.9 million, and 171,881 options were canceled. Subsequent to the Merger, 508,449 options were outstanding with a weighted-average exercise price of $11.71, a weighted-average contractual term of 3.12 years and an aggregate intrinsic value of $7.0 million. In connection with the Merger, these 508,449 options were rolled into the new Company at a 10:1 ratio resulting in 50,845 options with a weighted-average exercise price of $117.07. As a result of the rollover of these options, the Company recorded $7.0 million in share-based compensation expense in the Successor Period.

Restricted Stock, Restricted Share Units and Deferred Stock Units

Shares of restricted stock granted under the 2004 Plan to executives, employees and non-employee directors do not have an exercise price. The share-based compensation expense associated with the restricted stock is based on the quoted market price of the Company's shares of common stock on the date of grant. One-half of the restricted stock awards granted to employees vest evenly over three years and one half vest evenly over five years.

RSUs granted under the 2004 Plan to management do not have an exercise price. The share-based compensation expense associated with the RSUs is based on the quoted market price of the Company's shares of common stock on the date of grant. Depending on the grant, (1) one-half of the RSUs vest on the second grant date anniversary provided that certain pre-established annual percentage increases in specific Company-wide metrics, such as EBITDA, are attained and one-half vest evenly over three years; or (2) one-half of the RSUs vest evenly over two years and one-half vest evenly over three years; or (3) one-third of the RSUs vest evenly over each of the first three years following the date of grant; or (4) one-half of the RSUs vest evenly over three years and one-half vest evenly over five years; or (5) on the earlier of: (A) the fourth grant date anniversary, provided that the average daily closing price of a share of the Company's common stock during any 20-consecutive-trading-day period (“Average Closing Price”) commencing on or after the grant date equals or exceeds a specified amount prior to the fourth grant date anniversary; or (B) the date that is the later of: (x) the date on which the Average Closing Price equals or exceeds a higher specified amount and (y) the fifth grant date anniversary of the Transaction Date, provided that it occurs not later than the seventh grant date anniversary. Under all vesting schedules, the RSUs will only vest provided the grantee's service to the Company has not terminated prior to the vesting date.

DSUs granted under the 2004 Plan to non-employee directors do not have an exercise price. The share-based compensation expense associated with the DSUs is based on the quoted market price of the Company's shares of common stock on the date of grant. DSUs vest on the grant date or evenly over the non-employee directors' current service terms, depending on the grant. All DSUs are to be settled in shares of the Company's common stock upon termination of the non-employee directors' service or one year after termination of the non-employee directors' service, depending on the grant.

A summary of restricted stock, RSUs and DSUs as of September 7, 2012 and changes during the period then ended is presented below:

	Predecessor
	Restricted Stock		Restricted Share Units		Deferred Stock Units
	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 30, 2011	2,300	$22.27	630,269	$14.69	124,019	$19.05
Granted	—	—	195,342	20.60	25,616	18.61
Vested	2,300	22.27	242,736	10.99	10,603	19.10
Forfeited	—	—	7,941	20.59	—	—
Outstanding at September 7, 2012	—	$—	574,934	$18.18	139,032	$18.97

The total fair value of restricted stock vested during the period December 31, 2011 through September 7, 2012, and the fiscal years ended 2011 and 2010 was less than $0.1 million, $3.8 million, and less than $0.1 million, respectively. The total fair value of RSUs vested during the period December 31, 2011 through September 7, 2012 and the fiscal years ended 2011 and 2010 was $4.7 million, $1.8 million, and $0.3 million, respectively. The total fair value of deferred stock units vested during the period from December 31, 2011 through September 7, 2012 was $0.2 million. No deferred stock units vested during the 2011 and 2010 fiscal years.

In connection with the Merger, all outstanding restricted share units and deferred stock units vested with a fair value of $14.7 million and $3.5 million, respectively. Subsequent to the Merger, there were no restricted stock, restricted shares units or deferred stock units outstanding.